RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions
Entities controlled by directors (non-interest-bearing)	$ 116,369	$ 110,069
Due to related parties	$ 116,369	$ 110,069